Annual Operating Expenses {- Freedom Lifetime Income I Portfolio} - 02.28 VIP Freedom Lifetime Income Funds Investor Combo PRO-10 - Freedom Lifetime Income I Portfolio - VIP Freedom Lifetime Income I Portfolio-Investor VIP
	Jul. 13, 2021
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Acquired fund fees and expenses	0.43%
Total annual operating expenses	0.43%	[1]

[1]	(a)Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.